CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2024	$ 774	$ 258,959	$ (230,883)	$ 28,850
Balance, shares at Dec. 31, 2024	2,785,787
Income/loss for the year	$ 0	0	2,802	2,802
Share-based compensation	0	230	0	230
Balance at Jun. 30, 2025	$ 774	259,189	(228,081)	31,882
Balance, shares at Jun. 30, 2025	2,785,787
Balance at Mar. 31, 2025	$ 774	259,089	(239,691)	20,172
Balance, shares at Mar. 31, 2025	2,785,787
Income/loss for the year	$ 0	0	11,610	11,610
Share-based compensation	0	100	0	100
Balance at Jun. 30, 2025	$ 774	259,189	(228,081)	31,882
Balance, shares at Jun. 30, 2025	2,785,787
Balance at Dec. 31, 2025	$ 774	259,047	(237,010)	$ 22,811
Balance, shares at Dec. 31, 2025	2,786,158			2,786,158
Income/loss for the year	$ 0	0	(7,408)	$ (7,408)
Exercise of options	$ 472	993	0	1,465
Exercise of options, shares	28,729
Issuance of shares through public offering, net of issuance costs	$ 147	30,735	0	30,882
Issuance of shares through public offering, net of issuance costs, shares	459,112
Share-based compensation	$ 0	346	0	346
Balance at Jun. 30, 2026	$ 1,393	291,121	(244,418)	$ 48,096
Balance, shares at Jun. 30, 2026	3,273,999			3,273,999
Balance at Mar. 31, 2026	$ 1,321	290,822	(240,737)	$ 51,406
Balance, shares at Mar. 31, 2026	3,268,991
Income/loss for the year	$ 0	0	(3,681)	(3,681)
Exercise of options	$ 72	145	0	217
Exercise of options, shares	5,008
Share-based compensation	$ 0	154	0	154
Balance at Jun. 30, 2026	$ 1,393	$ 291,121	$ (244,418)	$ 48,096
Balance, shares at Jun. 30, 2026	3,273,999			3,273,999